                          VAN KAMPEN AMERICAN CAPITAL
                        HIGH INCOME CORPORATE BOND FUND
  SUPPLEMENT DATED JULY 21, 1997 TO THE PROSPECTUS DATED DECEMBER 29, 1996, AS
                 PREVIOUSLY SUPPLEMENTED ON FEBRUARY 11, 1997.

     At a meeting of the Board of Trustees of the Fund held on April 14-15, 1997, the Board of Trustees approved, subject to obtaining shareholder approval, changes to three of the Fund's fundamental investment restrictions as follows:
(i) eliminating the Fund's fundamental investment restriction on "unseasoned issuers" to permit the Fund to invest without limitation in securities of issuers that have been in continuous operation for less than three years: (ii) eliminating that portion of the Fund's fundamental investment restriction that limits the Fund to investing no more than 10% of any class of securities of any one issuer; and (iii) eliminating the Fund's fundamental investment restriction on investing in foreign securities and non-U.S. dollar-denominated securities. In addition, the Board adopted a non-fundamental investment policy (which means it may be amended from time-to-time by the Board of Trustees without shareholder approval) limiting the Fund to investing up to 35% of total assets in securities of foreign governments or other foreign issuers. At a special shareholders meeting of the Fund held on May 28, 1997, the Fund received the necessary shareholder approval to terminate or amend the fundamental investment restrictions. The Fund believes that each of these changes provides the Fund with greater flexibility in achieving its investment objective.

     The Fund hereby deletes the fundamental investment restrictions numbered 4 and 5 on page 20 and hereby restates in its entirety fundamental investment restriction number 2 on pages 19-20 as follows:

     The Fund will not, with respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) or purchase more than 10% of the outstanding voting securities of any one issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     In addition, references herein to limits on investing in foreign securities or non-U.S. dollar denominated securities are deleted and replaced with the following non-fundamental investment policy:

     The Fund may invest up to 35% of its total assets in securities issued by foreign governments and other foreign issuers. Such securities may be denominated in U.S. dollars or in currencies other than U.S. dollars.

                          VAN KAMPEN AMERICAN CAPITAL
                        HIGH INCOME CORPORATE BOND FUND
   SUPPLEMENT DATED JULY 21, 1997 TO THE STATEMENT OF ADDITIONAL INFORMATION
    DATED DECEMBER 29, 1996, AS PREVIOUSLY SUPPLEMENTED ON JANUARY 21, 1997.

     At a meeting of the Board of Trustees of the Fund held on April 14-15, 1997, the Board of Trustees approved, subject to obtaining shareholder approval, changes to three of the Fund's fundamental investment restrictions as follows:
(i) eliminating the Fund's fundamental investment restriction on "unseasoned issuers" to permit the Fund to invest without limitation in securities of issuers that have been in continuous operation for less than three years: (ii) eliminating that portion of the Fund's fundamental investment restriction that limits the Fund to investing no more than 10% of any class of securities of any one issuer; and (iii) eliminating the Fund's fundamental investment restriction on investing in foreign securities and non-U.S. dollar-denominated securities. In addition, the Board adopted a non-fundamental investment policy (which means it may be amended from time-to-time by the Board of Trustees without shareholder approval) limiting the Fund to investing up to 35% of total assets in securities of foreign governments or other foreign issuers. At a special shareholders meeting of the Fund held on May 28, 1997, the Fund received the necessary shareholder approval to terminate or amend the fundamental investment restrictions. The Fund believes that each of these changes provides the Fund with greater flexibility in achieving its investment objective.

     The Fund hereby deletes the fundamental investment restrictions numbered 16 and 17 on page B-11 and hereby restates in its entirety fundamental investment restriction number 14 on page B-11 as follows:

     The Fund will not, with respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) or purchase more than 10% of the outstanding voting securities of any one issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

     In addition, references herein to limits on investing in foreign securities or non-U.S. dollar denominated securities are deleted and replaced with the following non-fundamental investment policy:

     The Fund may invest up to 35% of its total assets in securities issued by foreign governments and other foreign issuers. Such securities may be denominated in U.S. dollars or in currencies other than U.S. dollars.

                                                     VAN KAMPEN AMERICAN CAPITAL

JULY 21, 1997 SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION

                 Statement of Additional Information dated December 29, 1996 as previously supplemented on January 21, 1997
                 VKAC Corporate Bond Fund
                 VKAC Emerging Growth Fund
                 VKAC High Income Corporate Bond Fund

                 Statement of Additional Information dated December 29, 1996 VKAC Government Target Fund

                 Statement of Additional Information dated February 28, 1997 VKAC Small Capitalization Fund

                 Statement of Additional Information dated March 28, 1997 VKAC Growth and Income Fund
                 VKAC High Yield Municipal Fund

                 Statement of Additional Information dated October 28, 1996 as previously supplemented January 21, 1997
                 VKAC Pace Fund

                 Statement of Additional Information dated September 28, 1996 as previously supplemented on January 21, 1997
                 VKAC Reserve Fund
                 VKAC Global Equity Fund
                 VKAC Global Government Securities Fund

                 Statement of Additional Information dated January 28, 1997 VKAC U.S. Government Trust for Income

     The section of the Statement of Additional Information entitled the Trustees and Officers is hereby supplemented by adding Philip B. Rooney, effective April 14, 1997, and Richard M. DeMartini, effective May 31, 1997, as Trustees of the Fund.

     Mr. Rooney is Vice Chairman and Director of The ServiceMaster Company, a business and consumer services company since May of 1997. Mr. Rooney is a Director of Illinois Tool Works, Inc., a manufacturing company; the Urban Shopping Centers Inc., a retail mall management company; and Stone Container Corp., a paper manufacturing company. Trustee, University of Notre Dame. Formerly, President and Chief Executive Officer, Waste Management Inc., an environmental services company, and prior to that President and Chief Operating Officer, Waste Management Inc. Trustee of each of the funds in the Fund Complex. Mr. Rooney's principal business address is One ServiceMaster Way, Downers Grove, IL 60515, and his date of birth is 07/08/44.

     Mr. DeMartini is President and Chief Operating Officer, Dean Witter Capital, a division of Dean Witter Reynolds Inc. Mr. DeMartini is a Director of InterCapital Funds, Dean Witter Distributors, Inc. and Dean Witter Trust Company. Trustee of the TCW/DW Funds. Director of the National Healthcare Resources, Inc. Formerly Vice Chairman of the Board of the National Association of Securities Dealers, Inc. and Chairman of the Board of The Nasdaq Stock Market, Inc. Trustee of each of the funds in the Fund Complex. Mr. DeMartini's principal business address is Two World Trade Center, 66th Floor, New York, NY 10048, and his date of birth is 10/12/52.

     Dennis J. McDonnell resigned as a Trustee of the Fund, effective May 31, 1997.